Share-Based Compensation And Other Related Information	12 Months Ended
Dec. 31, 2020
Disclosure of share-based payment arrangements [Abstract]
Share-Based Compensation And Other Related Information
21. SHARE CAPITAL AND STOCK-BASED COMPENSATION

a.Stock options and Common Shares issued as compensation ("Compensation Shares")
For the year ended December 31, 2020, the total share-based compensation expense relating to stock options and Compensation Shares was $3.0 million (2019 - $4.4 million) and is presented as a component of general and administrative expense.
i.Stock options
During the year ended December 31, 2020, the Company granted 7,605 (2019 – 22,788 stock options) stock options.
During the year ended December 31, 2020, the Company issued 329,379 common shares in connection with the exercise of 329,711 options (2019 – 244,299 common shares and options) in connection with the exercise of stock options.
ii.Compensation shares
During the year ended December 31, 2020, 9,883 common shares were issued to Directors in lieu of Directors fees of $0.2 million (2019 - 22,335 shares in lieu of fees of $0.2 million).
The following table summarizes changes in stock options for the years ended December 31:

	Stock Options
	Shares	Weighted Average Exercise Price CAD$
As at December 31, 2018	698,387	$15.00
Granted	22,788	$26.54
Granted pursuant to the Tahoe Acquisition (Note 8)	835,874	$48.47
Exercised	(244,299)	$15.10
Expired	(141,604)	$58.45
Forfeited	(27,798)	$34.00
As at December 31, 2019	1,143,348	$33.84
Granted	7,605	39.48
Exercised	(329,711)	$19.23
Expired	(482,438)	53.41
Forfeited	(21,387)	$43.08
As at December 31, 2020	317,417	$18.78
The following table summarizes information about the Company's stock options outstanding at December 31, 2020:

	Options Outstanding			Options Exercisable
Range of Exercise Prices CAD$	Number Outstanding as at December 31, 2020	Weighted Average Remaining Contractual Life (months)	Weighted Average Exercise Price CAD$	Number Outstanding as at December 31, 2020	Weighted Average Exercise Price CAD$
$9.76 - $23.61	269,727	41.49	$15.75	269,727	$15.75
$23.62 - $35.21	22,788	71.16	$26.54	11,396	$26.54
$35.22 - $46.53	22,019	37.60	$41.68	14,414	$42.85
$46.54 - $65.71	2,883	10.09	$65.71	2,883	$65.71
	317,417	43.07	$18.78	298,420	$17.95
The following assumptions were used in the Black-Scholes option pricing model in determining the fair value of options granted during the years ended December 31:

	2020	2019
Expected life	4.0	4.0
Expected volatility	37.9%	37.1%
Expected dividend yield	1.1%	1.0%
Risk-free interest rate	0.8%	2.0%
Weighted average exercise price (CAD$)	$39.45	$26.54
Weighted average fair value (CAD$)	$15.80	$8.34
b.PSUs
PSUs are notional share units that mirror the market value of the Company’s Common Shares. Each vested PSU entitles the participant to a cash payment equal to the value of an underlying share, less applicable taxes, at the end of the term, plus the cash equivalent of any dividends distributed by the Company during the three-year performance period. PSU grants will vest on the date that is three years from the date of grant subject to certain exceptions. Performance results at the end of the performance period relative to predetermined performance criteria and the application of the corresponding performance multiplier determine how many PSUs vest for each participant. The Board of Directors approved the issuance of 62,920 PSUs for 2020 with a share price of CAD $39.51 (2019 - 75,311 PSUs approved at a share price of CAD $24.88). Compensation expense for PSUs was $4.2 million for the year ended December 31, 2020 (2019 - $2.2 million) and is presented as a component of general and administrative expense.
At December 31, 2020, the following PSUs were outstanding:

PSU	Number Outstanding	Fair Value
As at December 31, 2018	210,409	$3,091
Granted	75,311	1,784
Paid out	(38,119)	(903)
Change in value	—	1,924
As at December 31, 2019	247,601	$5,896
Granted	62,920	1,942
Paid out	(54,962)	(2,626)
Forfeited	—	—
Change in value	—	3,658
As at December 31, 2020	255,559	$8,870
c.RSUs
Under the Company’s RSU plan, selected employees are granted RSUs where each RSU has a value equivalent to one Pan American common share. At the time of settlement, the Board of Directors has the discretion to settle the RSUs with cash or Common Shares. The RSUs vest in three installments, the first 33.3% vest on the first anniversary date of the grant, the second 33.3% vest on the second anniversary date of the grant, and a further 33.3% vest on the third anniversary date of the grant. Additionally, RSU value is adjusted to reflect dividends paid on Common Shares over the vesting period.
Compensation expense for RSUs was $5.0 million for the year ended December 31, 2020 (2019 – $2.5 million) and is presented as a component of general and administrative expense.
At December 31, 2020, the following RSUs were outstanding:

RSU	Number Outstanding	Fair Value
As at December 31, 2018	328,823	$3,624
Granted	146,594	3,891
Paid out	(157,584)	(3,140)
Forfeited	(18,617)	(441)
Change in value	—	3,173
As at December 31, 2019	299,216	$7,107
Granted	261,224	6,302
Paid out	(148,049)	(4,762)
Forfeited	(15,819)	(545)
Change in value	—	5,628
As at December 31, 2020	396,572	$13,730
d.Issued share capital
The Company is authorized to issue 400,000,000 Common Shares without par value.
e.Dividends
The Company declared the following dividends for the years ended December 31, 2020 and 2019:

Declaration Date	Record date	Dividend per common share
February 17, 2021 (1)	March 1, 2021	$0.0700
November 4, 2020	November 16, 2020	$0.0700
August 5, 2020	August 17, 2020	$0.0500
May 6, 2020	May 19, 2020	$0.0500
February 19, 2020	March 2, 2020	$0.0500
November 6, 2019	November 18, 2019	$0.0350
August 7, 2019	August 19, 2019	$0.0350
May 8, 2019	May 21, 2019	$0.0350
February 20, 2019	March 4, 2019	$0.0350
(1)These dividends were declared subsequent to the year end and have not been recognized as distributions to owners during the period presented.
f.CVRs
On February 22, 2019, the Company issued 313,887,490 CVRs as part of the Tahoe Acquisition (Note 8), which were convertible into 15,600,208 common shares following the First Shipment upon the restart of operations at the Escobal mine. As of December 31, 2020, there were 313,883,990 CVRs outstanding which were convertible into 15,600,034 common shares (December 31, 2019 - 313,887,490 CVRs convertible into 15,600,208 common shares).